Share Capital and Reserves (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital and Reserves Tables [Abstract]
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance –December 31, 2021	129,451	63.60
Granted	104,520	6.19
Exercised	-	-
Forfeited	(6,183)	92.81
Balance –December 31, 2022	227,788	37.13
Granted	400,000	0.90
Exercised	-	-
Forfeited	(60,375)	48.95
Balance – March 31, 2023	567,413	10.33

Schedule of fair value of stock options
	March 31, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	937	85.50	0.17
September 4, 2023	688	44.55	0.42
April 2, 2024	6,961	37.80	1.00
June 27, 2024	417	38.40	1.25
September 27, 2024	17,086	67.95	1.50
October 22, 2024	834	60.45	1.58
July 24, 2025	11,794	44.70	2.33
July 31, 2025	9,610	44.70	2.33
August 10, 2025	833	44.70	2,42
June 1, 2026	3,788	105.60	3.17
June 29, 2026	1,500	84.75	3.25
August 19, 2026	29,682	63.00	3.42
March 18, 2027	800	19.80	4.00
May 10, 2027	700	11.85	4.17
August 17, 2027	79,543	6.00	4.42
September 20, 2027	2,240	3.45	4.50
February 13, 2028	400,000	0.90	5.00
	567,413	10.33	4.53

Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(186,586)	96.30
Issued	5,166,044	3.42
Balance – December 31, 2022	5,278,535	5.74
Exercised	(4,042,000)	1.10
Expired	-	-
Issued	175,000	0.90
Balance – March 31, 2023(1)	1,411,535	18.44

(1)	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.

Schedule of assumptions in calculating the fair value of the warrants
March 31, 2023
Risk-free interest rate	3.60% - 3.81%
Expected life of warrants	2.83 – 4.92 years
Expected dividend yield	Nil
Volatility	132.65%
Weighted average fair value per warrant	$0.29

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	112,491	112.50	2.83
February 28, 2027	331,044	28.80	3.92
December 6, 2027	220,500	1.25	4.67
December 9, 2027	158,000	1.10	4.67
January 18, 2028	414,500	7.80	4.83
February 2, 2028	175,000	0.90	4.92
	1,411,535	18.44	4.42

(1)	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, the table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.